Segment Reporting - Summary of Information Concerning Principal Geographic Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of geographical areas [line items]
Revenues	₨ 2,882,951.1	$ 44,233.9	₨ 2,656,495.1	₨ 2,705,112.6
Non-current assets	1,540,593.7		1,232,707.4		$ 23,637.8
India [Member]
Disclosure of geographical areas [line items]
Revenues	578,403.3	8,874.5	422,499.1	411,399.2
Non-current assets	224,623.2		239,755.9		3,446.4
United States of America [Member]
Disclosure of geographical areas [line items]
Revenues	448,881.5	6,887.3	413,469.9	431,592.2
Non-current assets	2,990.0		2,518.4		45.9
United Kingdom [Member]
Disclosure of geographical areas [line items]
Revenues	418,970.3	6,428.4	486,091.5	448,389.3
Non-current assets	1,211,921.5		947,375.3		18,594.9
Rest of Europe [Member]
Disclosure of geographical areas [line items]
Revenues	470,288.0	7,215.8	469,926.9	415,022.1
Non-current assets	72,420.6		12,089.9		1,111.2
China [Member]
Disclosure of geographical areas [line items]
Revenues	481,675.0	7,390.5	410,721.9	485,384.3
Non-current assets	1,661.1		910.4		25.5
Rest of the World [Member]
Disclosure of geographical areas [line items]
Revenues	484,733.0	$ 7,437.4	453,785.8	₨ 513,325.5
Non-current assets	₨ 26,977.3		₨ 30,057.5		$ 413.9